Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of acquired finite-lived intangible assets by major class

Category	Estimated useful life
Software copyright	6 years
Customer relationship	7 years

Schedule of disaggregates revenue

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Payment platform partnership	—	—	740
SaaS subscription services	—	—	367
Other revenue
Hardware sales and installment services	—	—	436
Software development services	—	—	55
Subtotal	—	—	491
Total	—	—	1,598

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues recognized at a point in time	—	—	1,217
Revenues recognized over time	—	—	381
Total	—	—	1,598